SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)			3 Months Ended				6 Months Ended		12 Months Ended
		Dec. 09, 2025 USD ($) $ / shares shares	Jun. 30, 2026 USD ($)	Mar. 31, 2026 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Jun. 30, 2026 USD ($) Segment	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) Segment $ / shares shares		Dec. 31, 2024 USD ($)		Dec. 30, 2025 $ / shares	Nov. 30, 2025
Property, Plant, and Equipment [Line Items]
Foreign currency translation loss			$ 182		$ 63		$ 669	$ 173			$ (273)
Foreign currency exchange loss								173
Cash and cash equivalents			4,544,353				4,544,353		7,004,601		358,887
Allowance for credit losses			0				$ 0		$ 0		0
Subscription revenues description							the agreement was amended to provide the Company with 30% of subscription revenues from new customers referred by the Company during the first three years of their recurring subscriptions. The modification is accounted for prospectively.		the Company was entitled to 30% of subscription revenues for new customers during the first year of subscription, 15% during the second year, and no revenue share thereafter. Effective July 1, 2025, the Company entered into an amended agreement with Kami, under which the Company is entitled to 30% of subscription revenues for new customers referred by the Company during the first three years of their recurring subscriptions. In accordance with ASC 606-10-25-12, this modification is not accounted for as a separate contract, as it does not increase the scope of the contract nor does the pricing reflect standalone selling prices for additional goods or services. Accordingly, the modification is accounted for prospectively and did not result in any adjustment to revenue previously recognized.
Cost of revenue			186,570		1,130,694		$ 350,530	2,434,888	$ 3,127,699		9,544,977
General and administrative expense			884,349		784,236		1,739,135	1,601,648	2,796,272		2,190,635
Selling and marketing expense			19,758		208,107		34,090	612,219	$ 612,992		2,026,051
Provision for expected credit losses							$ 0	0
Number of operating segments | Segment							2		2
Cash, FDIC Insured Amount									$ 250,000
Reversal for credit losses - related party											$ 1,262,146
Percentage of weighted average cost inventory									100.00%		100.00%
Deferred offering costs											$ 233,339
Business combination acquisition related costs									818,140
Deferred costs current		$ 1,051,479
Unpaid deferred offering cost								156,865	225,000
Net proceeds after the redemption									$ 8,907,380
Commitment shares | shares									50,000
Share price, per share | $ / shares									$ 12.27
Termination shares | shares									358,981
Cash payments									$ 4,300,000
Financing costs									697,000
Prepaid assets									1,690,000
Proceeds from issue of common stock									$ 8,000,000
Warrants issued | shares									2,240,000
Stock price, warrant | $ / shares		$ 6.16							$ 10.30				$ 5.48
Loss from the change of the FV of Warrant Liability									$ 25,549,272
Fair value assumptions, expected volatility rate percentage									30.00%
Fair value assumptions, risk-free interest minimum percentage									3.60%
Fair value assumptions, risk-free interest maximum percentage									3.70%
Fair value assumptions, dividend yield percentage									0.00%
Fair value assumptions, expected term in years									4 years 10 months 24 days
Accounts receivable net current											1,262,146
Other non operating income					533,688			1,217,586	1,217,586		1,779,528
Other non operating income									39,675		31,577
Net loss			175,730	$ (145,601)	228,913	$ 77,177	$ 30,129	$ 306,090	$ 24,926,364		776,960
Initial Reset Date [Member]
Property, Plant, and Equipment [Line Items]
Stock price, warrant | $ / shares									$ 8.76
PIPE Warrants [Member]
Property, Plant, and Equipment [Line Items]
PIPE warrant FV change adjustment									$ 30,558,129
Warrants issued | shares		2,240,000							5,576,301
Stock price, warrant | $ / shares		$ 10.00
PIPE Warrants [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Warrants issued | shares									2,240,000
PIPE Warrants [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Warrants issued | shares									5,576,301
Forward Purchase Agreement [Member]
Property, Plant, and Equipment [Line Items]
Share issue during period | shares									141,019
PIPE warrant FV change adjustment									$ 5,100,000
Shares purchase | shares									500,000
Commitment shares | shares									50,000
Recycled shares percentage									10.00%
Prepayment amount									$ 6,680,000
Share price, per share | $ / shares									$ 12.09
Redemption description									Approximately 90% of the total amount was initially recorded as a prepaid asset, while the remaining 10% primarily represents the redemption value associated with the commitment shares, along with related transaction costs.
Common Stock [Member]
Property, Plant, and Equipment [Line Items]
Share issue during period | shares	[1]								2,323,528
Net loss										[1]		[1]
PIPE [Member]
Property, Plant, and Equipment [Line Items]
Share issue during period | shares		800,000
PIPE [Member] | Common Stock [Member]
Property, Plant, and Equipment [Line Items]
Share issue during period | shares		5,576,301							800,000
Share price, per share | $ / shares		$ 10.00							$ 10.00
Proceeds from issue of common stock		$ 8,000,000							$ 8,000,000
Balance Sheet Except for Equity Accounts [Member]
Property, Plant, and Equipment [Line Items]
Foreign currency exchange rate			1		1		1	1			1			1
Balance Sheet Except for Equity Accounts [Member] | RMB [Member]
Property, Plant, and Equipment [Line Items]
Foreign currency exchange rate					7.1721			7.1721
Income Statement and Cash Flows [Member]
Property, Plant, and Equipment [Line Items]
Foreign currency exchange rate			1		1		1	1			1			1
Income Statement and Cash Flows [Member] | RMB [Member]
Property, Plant, and Equipment [Line Items]
Foreign currency exchange rate					7.2550			7.2550

[1]	Par value of common stock, additional paid-in capital and share data have been retroactively restated to give effect to reverse recapitalization that is discussed in Note 1.